Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Long-Term Debt
Long-term debt	$ 901,034	$ 963,005	$ 901,034
Net of debt issuance costs	895,400
Less: current installments	91,251	101,010
Less: unamortized deferred loan issuance costs	2,094	2,050
Current portion of long-term debt	89,157	98,960
Amounts due after one year	809,783	861,995
Less: unamortized deferred loan issuance costs	3,569	4,166
Long-term debt, less current installments, and unamortized deferred loan issuance costs	806,214	857,829
$345 million loan facility
Long-Term Debt
Long-term debt	275,987	288,534
Debt instrument face amount	345,000	345,000
$240 million loan facility
Long-Term Debt
Long-term debt	204,528	222,264
Debt instrument face amount	240,000	240,000
Hilda Loan Facility
Long-Term Debt
Long-term debt	60,000	60,000
$192.1 million loan facility
Long-Term Debt
Long-term debt	149,149	153,702
Debt instrument face amount	192,100	192,100
Revolving credit facilities | NTT
Long-Term Debt
Long-term debt	15,000	25,000
Debt instrument face amount	25,000	25,000
Revolving credit facilities | Shinsei
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	25,000	25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	76,415	79,070
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 94,955	$ 99,065